Share-Based Compensation - Summary of Option Activity (Details) - 2010 and 2021 Plan $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options Outstanding, Beginning balance | shares	479,471,102
Options Outstanding, Granted | shares	90,174,000
Options Outstanding, Forfeited/Expired | shares	(15,212,381)
Options Outstanding, Exercised | shares	(22,145,907)
Options Outstanding, Ending balance | shares	532,286,814
Options Outstanding, Vested and expected to vest | shares	512,532,464
Options Outstanding, Exercisable | shares	321,994,786
Weighted Average Exercise Price, Beginning balance | $ / shares	$ 0.35
Weighted Average Exercise Price, Granted | $ / shares	0.08
Weighted Average Exercise Price, Forfeited/Expired | $ / shares	0.22
Weighted Average Exercise Price, Exercised | $ / shares	0.35
Weighted Average Exercise Price, Ending balance | $ / shares	0.31
Weighted Average Exercise Price, Vested and expected to vest | $ / shares	0.32
Weighted Average Exercise Price, Exercisable | $ / shares	$ 0.44
Weighted Average Remaining Contractual Life, Outstanding	6 years 3 months 10 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	6 years 2 months 8 days
Weighted Average Remaining Contractual Life, Exercisable	4 years 10 months 2 days
Aggregate Intrinsic Value, Outstanding | $	$ 205,497
Aggregate Intrinsic Value, Vested and expected to vest | $	192,936
Aggregate Intrinsic Value, Exercisable | $	$ 81,522